                                                                      File Nos. 33-9451

                                                                                                                                                                          811-4870

                                                       SECURITIES AND EXCHANGE COMMISSION

                                                                          Washington, D.C. 20549

                                                                                  FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                      [X]

            Pre‑Effective Amendment No.                                                                                                [  ]

            Post‑Effective Amendment No. 43                                                                                          [X]

                                                                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               [X]

            Amendment No. 43                                                                                                                 [X]

                                                                  (Check appropriate box or boxes.)

                                         GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

                                                     (Exact Name of Registrant as Specified in Charter)

                        c/o The Dreyfus Corporation

                        200 Park Avenue, New York, New York                    10166

                        (Address of Principal Executive Offices)                    (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

                                                                         Janette E. Farragher, Esq.

                                                                               200 Park Avenue

                                                                      New York, New York 10166

                                                            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            X         immediately upon filing pursuant to paragraph (b)

            ----

                        on    (date)       pursuant to paragraph (b)

            ----

                        60 days after filing pursuant to paragraph (a)(i)

            ----

                        on     (date)      pursuant to paragraph (a)(i)

            ----

                        75 days after filing pursuant to paragraph (a)(ii)

            ----

                        on     (date)      pursuant to paragraph (a)(ii) of Rule 485

            ----

If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            ----

SIGNATURES

__________

            Pursuant to the requirements of the Securities Act of 1933 and to the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 15th day of April, 2013.

                                         GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

                                         BY:      /s/ Bradley J. Skapyak*

                                                     BRADLEY J. SKAPYAK, PRESIDENT

        Pursuant to the requirements of the Securities Act of 1933 and the Investment company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	04/15/13
Bradley J. Skapyak
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	04/15/13
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	04/15/13
Joseph S. DiMartino
/s/ Clifford L. Alexander*	Board Member	04/15/13
Clifford L. Alexander
/s/ Francine J. Bovich*	Board Member	04/15/13
Francine J. Bovich
/s/ Peggy C. Davis*	Board Member	04/15/13
Peggy C. Davis
/s/ Diane Dunst*	Board Member	04/15/13
Diane Dunst
/s/ Robin A. Melvin*	Board Member	04/15/13
Robin A. Melvin
/s/ Nathan Leventhal*	Board Member	04/15/13
Nathan Leventhal

*BY:	/s/ Janette E. Farragher
Janette E. Farragher Attorney-in-Fact

                                                GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

                                                                           INDEX OF EXHIBITS

EX-101.SCH – Taxonomy
EX-101.INS – Instance Document
EX-101.CAL – Calculation Linkbase
EX-101.PRE – Presentation Linkbase
EX-101.DEF – Definition Linkbase
EX-101.LAB – Label Linkbase